Offsetting Financial Assets and Financial Liabilities - Summary of Financial Assets and Liabilities Offsetting, Enforceable Master Netting or Similar Arrangement (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments	$ 187,194	$ 178,019
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	(22,382)	(8,722)
Net amounts of financial instruments presented in the consolidated statement of financial position	164,812	169,297
Impact of master netting arrangements or similar agreements	(36,693)	(30,104)
Collateral	(112,569)	(123,673)
Net amount	15,550	15,520
Gross amounts of recognized financial instruments	202,392	173,027
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	(22,382)	(8,722)
Net amounts of financial instruments presented in the consolidated statement of financial position	180,010	164,305
Impact of master netting arrangements or similar agreements	(36,693)	(30,104)
Collateral	(131,498)	(116,718)
Net amount	11,819	17,483
Derivative financial instruments instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments	42,515	40,551
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	(268)	(329)
Net amounts of financial instruments presented in the consolidated statement of financial position	42,247	40,222
Impact of master netting arrangements or similar agreements	(27,003)	(21,395)
Collateral	(9,058)	(8,986)
Net amount	6,186	9,841
Obligations related to securities sold under repurchase agreements and securities lent [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments	159,877	132,476
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	(22,114)	(8,393)
Net amounts of financial instruments presented in the consolidated statement of financial position	137,763	124,083
Impact of master netting arrangements or similar agreements	(9,690)	(8,709)
Collateral	(122,440)	(107,732)
Net amount	5,633	7,642
Derivative financial instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments	45,333	38,448
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	(268)	(329)
Net amounts of financial instruments presented in the consolidated statement of financial position	45,065	38,119
Impact of master netting arrangements or similar agreements	(27,003)	(21,395)
Collateral	(5,328)	(3,474)
Net amount	12,734	13,250
Securities purchased under resale agreements and securities borrowed [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments	141,861	139,571
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	(22,114)	(8,393)
Net amounts of financial instruments presented in the consolidated statement of financial position	119,747	131,178
Impact of master netting arrangements or similar agreements	(9,690)	(8,709)
Collateral	(107,241)	(120,199)
Net amount	$ 2,816	$ 2,270